CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Tangible fixed assets
Land and buildings	$ 4.9	$ 7.1	$ 7.4
Vessels and capitalized dry-docking	1,930.4	1,722.5	1,733.6
Prepayments on vessels	22.8	12.0	10.1
Other plant and operating equipment	7.1	6.8	6.1
Total tangible fixed assets	1,965.2	1,748.4	1,757.2
Financial assets
Investments in joint ventures	1.6	1.6	1.5
Loan receivables	4.6	4.6	4.6
Deferred tax asset	0.6	0.3	0.3
Total financial assets	6.8	6.5	6.4
Total non-current assets	1,972.0	1,754.9	1,763.6
CURRENT ASSETS
Bunkers	43.7	22.5	23.1
Freight receivables	69.0	58.6	78.5
Other receivables	36.6	24.8	12.8
Prepayments	4.1	2.2	3.8
Cash and cash equivalents incl. restricted cash	109.9	135.6	156.5
Current assets, excluding assets held for sale	263.3	243.7	274.7
Assets held for sale			9.0
Total current assets	263.3	243.7	283.7
TOTAL ASSETS	2,235.3	1,998.6	2,047.3
EQUITY
Common shares	0.8	0.7	0.7
Share premium	158.9	102.0	101.9
Treasury shares	(4.2)	(4.2)	(4.2)
Hedging reserves	(12.5)	(20.7)	(25.9)
Translation reserves	0.2	0.4	0.3
Retained profit	906.8	939.3	978.8
Total equity	1,050.0	1,017.5	1,051.6
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45.2	44.9	44.9
Borrowings	862.8	739.6	752.8
Total non-current liabilities	908.0	784.5	797.7
CURRENT LIABILITIES
Borrowings	177.6	102.9	109.9
Trade payables	29.9	14.4	17.0
Current tax liabilities	1.8	1.4	1.7
Other liabilities	49.7	59.6	61.4
Provisions	18.3	18.3	8.0
Total current liabilities	277.3	196.6	198.0
Total liabilities	1,185.3	981.1	995.7
TOTAL EQUITY AND LIABILITIES	$ 2,235.3	$ 1,998.6	$ 2,047.3